Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000008004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000008005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000008007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000031350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	12.69%	12.38%	13.57%
C000135474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Without Sales Load [Member] | C000008004
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%	9.83%	11.50%
Without Sales Load [Member] | C000008005
Average Annual Return [Line Items]
Average Annual Return, Percent	27.60%	19.67%	8.40%
Without Sales Load [Member] | C000008006
Average Annual Return [Line Items]
Average Annual Return, Percent	27.70%	19.77%	8.49%
Without Sales Load [Member] | C000008007
Average Annual Return [Line Items]
Average Annual Return, Percent	11.39%	6.33%	8.71%
Without Sales Load [Member] | C000008008
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	6.38%	8.77%
Without Sales Load [Member] | C000031350
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	12.37%	13.57%
Without Sales Load [Member] | C000135474
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%	12.35%	13.55%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.34%	13.50%	15.06%
NACC2 Index: Dividend Growth Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Growth Spliced Index
Average Annual Return, Percent	12.72%	12.43%	13.64%
NACC2 Index: Spliced Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Energy Index
Average Annual Return, Percent	24.55%	14.68%	5.94%
NACC2 Index: Spliced Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Energy Index
Average Annual Return, Percent	24.55%	14.68%	5.94%
NACC2 Index: MSCI All Country World Index Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Health Care Index
Average Annual Return, Percent	9.31%	5.80%	8.83%
NACC2 Index: MSCI All Country World Index Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Health Care Index
Average Annual Return, Percent	9.31%	5.80%	8.83%
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return, Percent	12.72%	12.43%	13.64%
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced S&P U.S. Dividend Growers Index TR
Average Annual Return, Percent	12.72%	12.43%	13.64%